Merrill Lynch Quantitative Advisors

Stockback
Semi-Annual 2001


Portfolio Objective

The Stockback Fund is a diversified equity fund seeking long-term capital appreciation. The Fund will seek to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in common stock of companies that the Fund's portfolio management team believes have the potential to increase in value. In selecting stocks for the Fund, Merrill Lynch
Quantitative Advisors focuses primarily on large capitalization companies that it believes are current industry leaders. Merrill Lynch Quantitative Advisors uses quantitative techniques to seek to create a diversified portfolio of stocks issued by large capitalization companies. As part of its investment in the common stock of companies that the Fund's portfolio management team believes have the potential to increase in value, the Fund may also invest in common stock issued by each of the merchants featured in the Stockback program (or, where the merchant itself is not publicly traded, in the publicly traded parent company of that merchant).

Semi-Annual Review

For the semi-annual period from January 1, 2001 through June 30, 2001 the Fund returned -5.17% versus the -6.69% return of the S&P 500 Index.

During the first half of the year, the U.S. equity market experienced extreme volatility. A global economic downturn resulted in sharply reduced levels of corporate earnings throughout the world during the first half of the year 2001. The result has been consistent pressure on equity valuations and price levels, culminating in significant first-quarter drops in every major index charted around the globe. Indicative of the damage inflicted upon large capitalization stocks in the United States, the S&P 500 Index dropped by 12.11% during the year's first quarter, its worst quarterly performance figure since the fourth quarter of 1987, and its fourth straight quarterly decline. Having finished the year 2000 at 1,320.28, the S&P 500 closed the New Year's first quarter some 160 points lower, at 1,160.33. During this quarter, the Utilities, Energy, and Consumer Discretionary groups were among the best performing sectors of the Index, as investors looked for relative safety in these groups.

The early part of the year's second quarter brought little relief from the market downturn, as the Index lost an additional 5.00% during the first three days of April, thus creating a new 52-week low for the S&P 500 Index of 1,103.25 on April 4. This marked the Index's lowest closing level since October of 1998. A rebound in the Index's Technology sector led to a modest recovery in the year's second quarter, as the Index once again broke through the 1,300 level by the middle of May. But despite six interest-rate cuts by the Federal Reserve Board that lowered short-term rates by 275 basis points during the first half of 2001, and some evidence that the economy was showing some signs of recovery, the equity market's momentum was not sustained through the end of June. The S&P 500 Index slid back to 1,224.42 by month-end, a gain of about sixty points for the year's second quarter.

The first half of 2001 saw a wide dispersion of sector returns with Consumer Discretionary and Materials as the only two S&P 500 sectors to have positive returns. Information Technology, Health Care and Utilities were the largest negative contributors during the first half of the year.

During the first half of 2001, the "new economy" stocks outperformed the rest of the market and the Fund's exposure to such companies was the major contributor to the fund's out-performance relative to the S&P 500 Index during the first six months of 2001.



The Stockback Fund
PORTFOLIO OF INVESTMENTS
June 30, 2001 ( Unaudited )
------------------------------------------------------------------------------------------------------------------------------------

Company                                                                        Shares          Value
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - 100.02%

Aerospace & Air Transport - 1.02%
United Technologies Corp.                                                        43            $                           3,150
Honeywell International Inc.                                                     77                                        2,694
                                                                                                 --------------------------------
                                                                                                                           5,844
                                                                                                 --------------------------------

Airlines - 0.04%
Delta Airlines, Inc.                                                              5                                          220
                                                                                                 --------------------------------
                                                                                                                             220
                                                                                                 --------------------------------
Audio - 0.58%
Sony Corp. ADR                                                                   51                                        3,356
                                                                                                 --------------------------------
                                                                                                                           3,356
                                                                                                 --------------------------------

Autos - Auto Parts - 1.09%
General Motors Corp.                                                             62                                        3,990
Ford Motors Corp.                                                                92                                        2,259
                                                                                                 --------------------------------
                                                                                                                           6,248
                                                                                                 --------------------------------

Banking - 6.94%
Mellon Financial Corp.                                                            7                                          322
Fifth Third Bancorp                                                              17                                        1,021
State Street Boston Corp.                                                        36                                        1,782
First Union Corp.                                                                45                                        1,572
Paychex Inc.                                                                     24                                          960
The Bank of New York Co. Inc.                                                    26                                        1,248
Bank One Corp.                                                                   58                                        2,076
Wells Fargo & Co.                                                                96                                        4,457
FleetBoston Financial Corp.                                                      97                                        3,827
Bank of America Corp.                                                           118                                        7,084
Citigroup Inc.                                                                  293                                       15,482
                                                                                                 --------------------------------
                                                                                                                          39,831
                                                                                                 --------------------------------

Bio-Technology - 1.02%
Biogen Inc. *                                                                    22                                        1,196
Amgen Inc. *                                                                     77                                        4,672
                                                                                                 --------------------------------
                                                                                                                           5,868
                                                                                                 --------------------------------

Buildings & Forest Products - 0.70%
Lowe's Companies, Inc.                                                            1                                           73
Masco Corp.                                                                       3                                           75
Kimberly-Clark Corp.                                                             37                                        2,068
International Paper Co.                                                          50                                        1,785
                                                                                                 --------------------------------
                                                                                                                           4,001
                                                                                                 --------------------------------

Chemicals - 1.55%
Du Pont (E.I.) de Nemours & Co.                                                  57                                        2,750
Pharmacia  Corp.                                                                 65                                        2,987
Dow Chemical Co.                                                                 96                                        3,192
                                                                                                 --------------------------------
                                                                                                                           8,928
                                                                                                 --------------------------------

Computers & Office Equipment - 13.55%
McData Corp. *                                                                    2                                           35
Intuit Inc. *                                                                     5                                          200
Citrix *                                                                          6                                          209
Xerox Corp.                                                                       6                                           57
LSI Logic Corp. *                                                                 7                                          132
BMC Software Inc.                                                                12                                          270
Fiserv Inc. *                                                                    14                                          896
Network Appliance Inc. *                                                         14                                          192
Broadvision Inc. *                                                               17                                           85
Yahoo Inc. *                                                                     21                                          420
Computer Associates International Inc.                                           22                                          792
Mercury Interactive Corp. *                                                      22                                        1,318
Siebel Systems Inc. *                                                            24                                        1,126
Comverse Technology Inc. *                                                       27                                        1,556
Adobe Systems Inc.                                                               30                                        1,410
Electronic Data Systems Corp.                                                    32                                        2,000
PeopleSoft *                                                                     32                                        1,575
Handspring Inc. *                                                                44                                          339
Apple Computer Inc. *                                                            57                                        1,325
Garden.com Inc. *                                                                59                                            1
Compaq Computers Corp.                                                           71                                        1,100
International Business Machines Corp.                                            76                                        8,588
Creative Technology Ltd.                                                         77                                          651
EMC Corp-Mass *                                                                  81                                        2,353
Hewlett Packard Co.                                                              82                                        2,345
Sun Microsystems Inc. *                                                         114                                        1,792
Oracle Corp. *                                                                  212                                        4,028
Microsoft Corp. *                                                               282                                       20,473
Dell Computers Corp. *                                                          291                                        7,551
Cisco Systems Inc. *                                                            302                                        5,496
Intel Corp.                                                                     325                                        9,506
                                                                                                 --------------------------------
                                                                                                                          77,823
                                                                                                 --------------------------------

Consumer Products - 1.10%
Coca Cola Co.                                                                   140                                        6,300
                                                                                                 --------------------------------
                                                                                                                           6,300
                                                                                                 --------------------------------

Construction - 0.04%
Caterpillar Inc.                                                                  5                                          250
                                                                                                 --------------------------------
                                                                                                                             250
                                                                                                 --------------------------------

Data Services - 0.25%
First Data Corp.                                                                 12                                          771
Automatic Data Processing                                                        13                                          646
                                                                                                 --------------------------------
                                                                                                                           1,417
                                                                                                 --------------------------------

Diversified Operations -  Consumer Services - 0.08%
Vivendi Universal                                                                 8                                          464
                                                                                                 --------------------------------
                                                                                                                             464
                                                                                                 --------------------------------

Electronics - Electrical - 7.98%
Analog Devices Inc. *                                                             6                                          260
Vitesse Semiconductor Corp. *                                                     6                                          126
Agilent Technologies Inc. *                                                       7                                          228
Broadcom Corp. *                                                                  8                                          342
Power-One Inc. *                                                                  9                                          150
Solectron Corp. *                                                                12                                          220
Applied Micro Circuits Corp. *                                                   13                                          224
Emerson Electric Co.                                                             18                                        1,089
Maxim Integrated Products *                                                      18                                          796
QLogic Corp. *                                                                   20                                        1,289
Xilinx Inc. *                                                                    25                                        1,031
Micron Technology Inc. *                                                         28                                        1,151
Advanced Micro Devices *                                                         30                                          866
Sanmina Corp. *                                                                  30                                          702
Novellus Systems Inc. *                                                          32                                        1,817
Calpine Corp. *                                                                  36                                        1,361
Altera Corp. *                                                                   38                                        1,102
Concord EFS Inc. *                                                               40                                        2,080
Applied Materials Inc. *                                                         41                                        2,013
Texas Instruments Inc.                                                           59                                        1,859
Motorola Inc.                                                                    82                                        1,358
General Electric Co.                                                            528                                       25,740
                                                                                                 --------------------------------
                                                                                                                          45,803
                                                                                                 --------------------------------

Energy - 0.55%
Mirant Corp.                                                                     18                                          619
Dynegy Inc.                                                                      55                                        2,558
                                                                                                 --------------------------------
                                                                                                                           3,177
                                                                                                 --------------------------------

Finance - Financial Services - 6.38%
Northern Trust Corp.                                                              5                                          313
Household International, Inc.                                                     6                                          400
Bear Stearns Companies Inc.                                                      20                                        1,179
Charles Schwab Corp.                                                             31                                          474
Lehman Brothers Holdings Inc.                                                    35                                        2,721
Providian Financial Corp.                                                        42                                        2,486
Federal Home Loan Mortgage Company                                               64                                        4,480
Morgan Stanley Dean Witter & Co.                                                 64                                        4,111
American Express Co.                                                             72                                        2,794
Federal National Mortgage Association                                            72                                        6,131
Regions Financial Corp.                                                          76                                        2,432
Washington Mutual Inc.                                                           76                                        2,854
JP Morgan & Co.                                                                 141                                        6,289
                                                                                                 --------------------------------
                                                                                                                          36,664
                                                                                                 --------------------------------

Food, Beverages, Tobacco - 4.30%
General Mills Inc.                                                                5                                          219
The Quaker Oats Co.                                                               8                                          730
Starbucks Corp. *                                                                10                                          230
Ralston-Ralston Purina Group                                                     12                                          360
Anheuser Busch Companies Inc.                                                    14                                          577
Safeway Inc. *                                                                   38                                        1,824
Wm. Wrigley Jr. Co.                                                              39                                        1,827
Hershey Foods Corp.                                                              39                                        2,407
UST Inc.                                                                         73                                        2,107
McDonalds Corp.                                                                  84                                        2,273
Pepsico Inc.                                                                    103                                        4,553
Philip Morris Companies                                                         150                                        7,613
                                                                                                 --------------------------------
                                                                                                                          24,719
                                                                                                 --------------------------------

Health Care - 5.65%
Wellpoint Health Networks *                                                       3                                          283
Cardinal Health Inc.                                                              7                                          483
Tenet Healthcare Corp. *                                                         17                                          877
Medimmune Inc.                                                                   19                                          897
HCA - Healthcare Co.                                                             25                                        1,130
Guidant Corp.                                                                    34                                        1,224
Medtronic Inc.                                                                   34                                        1,564
United Health Group *                                                            42                                        2,594
Abbott Laboratories                                                              72                                        3,457
Baxter International Inc.                                                        80                                        3,920
Procter & Gamble Co.                                                             96                                        6,125
Johnson & Johnson                                                               198                                        9,905
                                                                                                 --------------------------------
                                                                                                                          32,458
                                                                                                 --------------------------------

Index - 3.63%
S&P 500 Depository Receipt *                                                    170                                       20,851
                                                                                                 --------------------------------
                                                                                                                          20,851
                                                                                                 --------------------------------

Insurance - 3.68%
Marsh & McLennan Companies, Inc.                                                 10                                        1,010
Hartford Financial Services Group                                                16                                        1,094
Cigna Corp.                                                                      17                                        1,629
The Chubb Corp.                                                                  23                                        1,781
Allstate Co.                                                                     60                                        2,639
American General Corp.                                                           76                                        3,530
American International Group                                                    110                                        9,460
                                                                                                 --------------------------------
                                                                                                                          21,144
                                                                                                 --------------------------------

Leisure Time - 2.10%
Starwood Hotels & Resorts                                                         2                                           75
Mattel Inc. *                                                                    27                                          511
Gillette Co.                                                                     53                                        1,536
Viacom Inc. Class B *                                                            83                                        4,295
Disney (Walt) Co.                                                               196                                        5,662
                                                                                                 --------------------------------
                                                                                                                          12,080
                                                                                                 --------------------------------

Manufacturing - 2.92%
Colgate Palmolive Co.                                                            14                                          826
Eastman Kodak Co.                                                                34                                        1,587
Corning Inc.                                                                     35                                          585
Minnesota Mining & Manufacturing Co.                                             41                                        4,678
Boeing Co.                                                                       55                                        3,058
Tyco International Ltd.                                                         111                                        6,050
                                                                                                 --------------------------------
                                                                                                                          16,783
                                                                                                 --------------------------------

Media - 0.89%
Gannett Co., Inc.                                                                 3                                          198
Omnicom Group Inc.                                                                6                                          516
The McGraw-Hill Companies, Inc.                                                  11                                          728
Clear Channel Communications *                                                   20                                        1,254
Comcast Corp. *                                                                  55                                        2,387
                                                                                                 --------------------------------
                                                                                                                           5,082
                                                                                                 --------------------------------

Metals Nonferrous - 0.53%
Alcan Aluminum Ltd.                                                              11                                          462
Barrick Gold Corp.                                                               11                                          167
Alcoa Inc.                                                                       61                                        2,403
                                                                                                 --------------------------------
                                                                                                                           3,032
                                                                                                 --------------------------------

Oil & Oil-Gas Drilling - 7.32%
Apache Corp.                                                                      3                                          152
Burlington Resources Inc.                                                        10                                          400
Tosco Corp.                                                                      10                                          441
The Williams Companies, Inc.                                                     13                                          428
Anadarko Petroleum Corp.                                                         20                                        1,081
El Paso Corp.                                                                    20                                        1,051
Transocean Sedco Forex Inc.                                                      22                                          908
Phillips Petroleum Co.                                                           31                                        1,767
Schlumberger Ltd.                                                                38                                        2,001
Enron Corp.                                                                      41                                        2,009
Chevron Corp.                                                                    44                                        3,982
JDS Uniphase  Corp. *                                                            47                                          599
Halliburton Co.                                                                  63                                        2,243
Texaco Inc.                                                                      64                                        4,262
Royal Dutch Petroleum Co. *                                                     111                                        6,468
Exxon Mobil Corp.                                                               163                                       14,238
                                                                                                 --------------------------------
                                                                                                                          42,029
                                                                                                 --------------------------------

Pharmaceuticals - 6.10%
Applied Biosytems Group - Applera Corp.                                           6                                          161
King Pharmaceutical Inc. *                                                        8                                          430
Lilly Eli & Co.                                                                  47                                        3,478
American Home Products Corp.                                                     54                                        3,156
Schering-Plough Corp.                                                            85                                        3,080
Bristol Myers Squibb Co.                                                        103                                        5,387
Merck & Company Inc.                                                            108                                        6,902
Pfizer Inc.                                                                     310                                       12,416
                                                                                                 --------------------------------
                                                                                                                          35,009
                                                                                                 --------------------------------

Retailing - 8.87%
Sears Roebuck & Co.                                                               2                                           85
Staples Inc. *                                                                    7                                          112
Walgreen Co.                                                                      7                                          239
Target Corp.                                                                     15                                          519
Hollywood Media Corp. *                                                          27                                          122
Gap Inc.                                                                         36                                        1,044
Jos A Bank Clothiers Inc. *                                                      38                                          188
Martha Stewart Living Omnimedia, Inc. *                                          45                                        1,040
Sport Chalet Inc. *                                                              45                                          376
Sharper Image Corp. *                                                            46                                          482
Lands' End Inc. *                                                                47                                        1,887
Barnes & Noble Inc. *                                                            51                                           83
Fossil Inc. *                                                                    57                                        1,183
Getty Images Inc. *                                                              59                                        1,549
PC Connection Inc. *                                                             64                                        1,024
Outpost.com *                                                                    64                                           38
Spiegel Inc.                                                                     65                                          629
CD Universe Inc. *                                                               84                                          286
CVS Corp.                                                                        87                                        3,358
Ashford Inc. *                                                                   87                                           18
Costco Wholesale Corp. *                                                         87                                        3,574
Nordstrom Inc.                                                                   90                                        1,670
Books-a-Million Inc. *                                                           92                                          253
iGo.com Inc. *                                                                   94                                           91
Buy.com *                                                                        95                                           29
Home Depot, Inc.                                                                110                                        5,121
Big Lots Inc. *                                                                 117                                        1,601
Winstar Communications Inc. *                                                   119                                            5
Iprint.com Inc. *                                                               121                                           77
USA Networks Inc. *                                                             136                                        3,834
The Sports Authority, Inc. *                                                    156                                          548
Marks & Spencer PLC - ADR                                                       156                                        3,403
Toys R Us Inc. *                                                                158                                        3,911
Walmart Stores Inc.                                                             237                                       11,566
OfficeMax Inc. *                                                                273                                        1,007
                                                                                                 --------------------------------
                                                                                                                          50,948
                                                                                                 --------------------------------

Technology - 2.94%
Avaya  Inc. *                                                                     6                                           82
Linear Technology Inc.                                                           20                                          884
Veritas Software Co.                                                             20                                        1,331
Teradyne Inc. *                                                                  23                                          761
KLA - Tencor  Corp. *                                                            33                                        1,930
Palm Inc. *                                                                     161                                          977
AOL Time Warner *                                                               206                                       10,918
                                                                                                 --------------------------------
                                                                                                                          16,883
                                                                                                 --------------------------------

Telecommunications - 6.15%
Sprint Corp. (PCS Group)  *                                                       4                                           97
Worldcom - MCI Group                                                              8                                          129
Williams Communications Group                                                    10                                           30
Global Crossing Ltd. *                                                           17                                          147
Sprint Corp. (Fon Group)                                                         18                                          384
Tellabs Inc. *                                                                   40                                          771
ADC Telecommunications Inc. *                                                    49                                          323
Qwest Communications *                                                           54                                        1,721
Qualcomm Inc. *                                                                  56                                        3,275
Nextel Communications Inc.*                                                      73                                        1,278
Bell South Corp.                                                                 89                                        3,584
Nortel Networks Corp.                                                            92                                          836
Lucent Technologies Inc.                                                        117                                          725
Verizon Communications Inc.                                                     135                                        7,223
SBC Communications Inc.                                                         160                                        6,410
Worldcom Group                                                                  221                                        3,306
AT&T Corp.                                                                      230                                        5,060
                                                                                                 --------------------------------
                                                                                                                          35,298
                                                                                                 --------------------------------

Railroads - Trucking - Coal - 0.14%
Burlington Northern Santa Fe Corp.                                                3                                           91
Union Pacific Corp                                                               13                                          714
                                                                                                 --------------------------------
                                                                                                                             804
                                                                                                 --------------------------------
Recreational Products and Services - 0.15%
World Wrestling Federation Entertainment *                                       64                                          883
                                                                                                 --------------------------------
                                                                                                                             883
                                                                                                 --------------------------------
Utilities - Electric - 1.47%
Dominion Resources Inc.                                                          14                                          842
Reliant Energy Inc.                                                              14                                          451
Exelon Corp.                                                                     17                                        1,090
FPL Group Inc.                                                                   19                                        1,144
PG&E Corp.                                                                       42                                          470
Southern Co.                                                                     47                                        1,093
Duke Energy Corp.                                                                86                                        3,355
                                                                                                 --------------------------------
                                                                                                                           8,445
                                                                                                 --------------------------------

Utilities - Other - 0.30%
AES Corp. *                                                                      40                                        1,722
                                                                                                 --------------------------------
                                                                                                                           1,722
                                                                                                 --------------------------------


 Total Common Stocks -100.02%
                                                                                                 --------------------------------
(cost $640,887)                                                                                                          574,364
                                                                                                 --------------------------------

Total Investments - 100.02%
(cost $640,887)                                                                                                          574,364
Other assets less liabilities -  (0.02)%                                                                                   (136)
                                                                                                 --------------------------------
NET ASSETS - 100%                                                                                                        574,228
                                                                                                 ================================


* Denotes non-income producing security.

See notes to financial statements.




The Stockback Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 ( Unaudited )
----------------------------------------------------------------------------------------------------------------------

ASSETS
 Investments in securities, at value (cost $640,887)                                       $                  574,364
 Cash                                                                                                           2,339
 Receivable for capital shares sold                                                                               633
 Due from investment adviser                                                                                   35,716
 Dividends and interest receivable                                                                                583
                                                                                              ------------------------

     Total assets                                                                                             613,635
                                                                                              ------------------------

LIABILITIES
 Accrued expenses
   Payable for capital shares bought                                                                               38
   Professional fees                                                                                           19,000
   Custody                                                                                                      2,133
   Fund accounting                                                                                              6,250
   Transfer agent                                                                                              11,986
                                                                                              ------------------------
                                                                                              ------------------------

     Total liabilities                                                                                         39,407
                                                                                              ------------------------
                                                                                              ------------------------

NET ASSETS                                                                                 $                  574,228
                                                                                              ========================


NET ASSETS CONSIST OF:
 Undistributed net investment income                                                       $                    1,273
 Net unrealized depreciation                                                                                 (14,360)
 Accumulated net realized loss                                                                               (17,617)
 Capital shares                                                                                               604,932
                                                                                              ------------------------
     Net assets                                                                            $                  574,228
                                                                                              ========================


NET ASSET VALUE AND SUBSCRIPTION PRICE PER SHARE*
 ($574,228/348,792 shares outstanding)                                                     $                     1.65
                                                                                              ------------------------


 * Redemption price varies by length of time shares are held.

 See notes to financial statements.




The Stockback Fund
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001 ( Unaudited )
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                                   $                       3,143
  Interest                                                                                                              619
                                                                                                  --------------------------
     Total Income                                                                                                     3,762
                                                                                                  --------------------------

EXPENSES
  Advisory fee  (Note 3)                                                                                              1,380
  Fund accounting                                                                                                    25,000
  Custody                                                                                                             8,333
  Professional fees                                                                                                  15,070
  Transfer agency                                                                                                    38,455
  Trustees fees                                                                                                       8,000
                                                                                                  --------------------------
     Total Expenses                                                                                                  96,239
     Less: expenses reimbursed (See Note 3)                                                                        (93,712)
                                                                                                  --------------------------
     Net Expenses                                                                                                     2,527
                                                                                                  --------------------------
         Net investment income                                                                                        1,235
                                                                                                  --------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                                                                 (17,617)
  Net change in unrealized depreciation on investments                                                             (14,360)
                                                                                                  --------------------------
         Net realized and unrealized loss on investments                                                           (31,977)

                                                                                                  --------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $               (30,742)
                                                                                                  ==========================

  See notes to financial statements.





The Stockback Fund
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------- ----------------------------
                                                                                   Six Months Ended               Year Ended
                                                                                     June 30, 2001             December 31, 2000
                                                                                     ( Unaudited )
                                                                                ------------------------- --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income                                                           $      1,235                          767
   Net realized loss on investments                                                     (17,617)                         (38)
   Net change in unrealized depreciation on investments                                 (14,360)                     (52,162)
                                                                                ------------------------- --------------------------

      Net decrease in net assets resulting from operations                               (30,742)                     (51,433)

Distributions to shareholders from net investment income (See Note 5)                          0                         (532)

Capital share transactions (See Note 2)                                                  137,689                      269,246
                                                                                -------------------------- -------------------------

      Net increase in net assets                                                         106,947                      217,281

NET ASSETS

   Beginning of period                                                                   467,281                      250,000
                                                                                -------------------------- -------------------------

   End of period                                                                $        574,228                      467,281
                                                                                ========================== =========================

   See notes to financial statements.


The Stockback Fund
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------    ---------------------------


                                                                                 For the Period                For the Period
                                                                                 January 1, 2001              August 14, 2000
                                                                                     through                      through
                                                                                  June 30, 2001              December 31, 2000
                                                                                  ( Unaudited )
                                                                                ---------------------    ---------------------------

Per Share Operating Performance (For a share outstanding throughout the period):

Net asset value, beginning of period                                                  $1.74                        $2.00
                                                                                ---------------------    ---------------------------

Net investment income                                                                  0.00 (a)                     0.00

Net realized and unrealized loss on investment                                        (0.09)                       (0.26)
                                                                                ---------------------    ---------------------------

Total from investment operations                                                      (0.09)                       (0.26)

Less: Distributions to shareholders                                                    0.00                         0.00
                                                                                ---------------------    ---------------------------

Net asset value, end of the period                                                    $1.65                        $1.74
                                                                                =====================    ===========================

Total Return                                                                          (5.17)% (b)                 (12.89)%

Supplemental Data
Net assets, end of period (in 000's)                                                    574                          467
Ratio to average net assets
Expense net of reimbursement                                                           0.95%          (c)            0.95%
Expenses without reimbursement                                                        37.35%          (c)          165.87%
Net investment income                                                                  0.49%          (d)            0.63%
Portfolio turnover rate                                                                1.10%                         0.66%


(a) Actual net investment income to shareholders is less than $.004.

(b) Not annualized for period less than a year.

(c) Annualized  (See Note 3)

(d) Annualized






Note 1 - Organization and Significant Accounting Policies

The  Stockback  Fund  (the  "Fund")  is a  separate,  diversified  series of The
Stockback Trust (the "Company") which is a no-load, open end investment company registered under the Investment Company Act of 1940. The Fund's investment objective is to provide long-term capital appreciation. The Fund commenced operations on August 14, 2000, having no activity prior to that date other than organization matters and the sale of 125,000 shares of its stock to Stockback
Holdings, Inc. for $250,000.

The Fund is available to members of the Consumer Stock Ownership Program sponsored by Stockback Capital, LLC. This program is available through a web site, www.stockback.com, which allows consumers to directly access the web sites of providers of goods and services that participate in the Consumer Stock
Ownership Program.

The following summarizes the Fund's significant policies.

Valuation of Investment

Investments are carried at value. Securities listed or traded on any domestic or foreign securities exchanges are valued at the last sale price on the exchange on which the security is traded or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's
Board of Trustees. Short-term debt securities with a maturity of 60 days or less are generally valued on an amortized cost basis.

Securities Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains or losses on sales of securities are determined on a specific identification basis.
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis.

Taxes

The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of cash or additional shares of the Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Directors.

Use of Estimates

The  preparation  of  these  interim,   unaudited  financial  statements  is  in
conformity with accounting principles generally accepted in the United States of
America,  which require management to make estimates and assumptions that affect the reported  amounts of assets and  liabilities  and  disclosure  of contingent assets and liabilities at the date of the financial  statements and the reported amounts of  increases  and  decreases in net assets from  operations  during the reporting period. Actual results could differ from those estimates.



Note 2 - Capital Share Transactions


Transactions in the Fund's shares were as follows:

                                                                 For the Period
                                                          January 1, 2001 through
                                                                June 30, 2001
                                                           Shares               Amount
                                                           ------               ------

        Shares sold                                         98,701             $ 158,359
                                                            ------             ---------
        Shares Issues in
        Reinvestment of distributions                          0                     0

        Shares redeemed                                    (12,275)            $ (20,670)
                                                           --------            ----------

        Net increase                                        86,426             $  137,689
                                                           --------            ----------




Note 3 - Transaction with Affiliates and Related Parties


Stockback Advisers, LLC (the "Adviser"), a wholly-owned subsidiary of Stockback LLC, provides investment advisory services to the Fund and will be responsible for managing the Fund's investments and for providing various administrative services to the Fund subject to the overall supervision of the Fund's Board of Trustees. As compensation for investment advisory services to the Fund, the Adviser is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fees and has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.95% of the Fund's average daily net assets. This waiver will terminate December 31, 2001. Expenses of the Fund were reduced by $93,712 for the six months ending June 30, 2001, as a result of the agreement.

In addition, the Trust and the Adviser have entered into an Administrative Services Agreement, amended as of May 1, 2001, pursuant to which the Adviser has agreed to perform certain administrative services for the Fund as well as to pay all expenses of the Fund other than the Fund's advisory fee, the Adviser's compensation under the Administrative Services Agreement, and that portion of the Fund's other operating expenses that exceed on an annualized basis 0.70% of the Fund's average daily net assets. The Fund has agreed to pay the Adviser an annual fee equal to 0.25% of the Fund's average daily net assets under the Administrative Services Agreement.

Stockback Capital, LLC (the "Distributor"), a wholly owned subsidiary of Stockback LLC, is the distributor of the Fund's shares. For the six months ending June 30, 2001, the Fund did not charge any redemption fees.

The Adviser has entered into an investment sub-advisory agreement with Merrill Lynch Investment Managers, L.P., ("Merrill") whereby the Adviser pays Merrill an annual management fee, in arrears, which is the greater of $25,000 or .30% of the Fund's average daily net assets.

Certain officers of the Fund are also officers or directors of Stockback Advisers, LLC and Stockback Capital, LLC, the Fund's investment adviser and registered broker-dealer, respectively. An annual retainer of $6,250 is paid to each trustee who is not an interested person of the Trust plus $1,500 for each Board of Trustees meeting attended in person or $750 for each meeting attended telephonically, plus reimbursement of expenses.



Note 4 - Investment Transactions


Purchases and sale of securities (excluding short-term securities) for the six months ending June 30, 2001 aggregated $314,943 and $127,728, respectively.

The cost of  investments  for  federal  income tax  purposes  is  $640,887.  Net
unrealized   depreciation   of  $14,360  was   comprised  of  gross   unrealized
appreciation of $2,834 and gross unrealized depreciation of $(17,194).

The Distributor has advanced funds on behalf of the participating merchants, which has enabled stockholders purchasing shares, using the participating merchants rebates, to purchase their shares on a timely basis. At June 30, 2001, the Distributor had advanced approximately $91,125 with respect to participating merchants.

Stockback Holdings, Inc. owns 36% of the outstanding shares of the Fund.